SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
Disclosure of summary of significant accounting policies [abstract]
Basis of preparation of the financial statements
a.	Basis of preparation of the financial statements:

The consolidated statements of financial position of as of December 31, 2018 and 2017, and the related consolidated statements of comprehensive loss, changes in shareholders' equity (capital deficiency)  and consolidated statement of cash flows for each of the three years in the period ended December 31, 2018 have been prepared in accordance with International Financial Reporting Standards, ("IFRS"), as issued by the International Accounting Standards Board ("IASB").

The significant accounting policies described below have been applied consistently in relation to all the periods presented, unless otherwise stated.

The financial statements have been prepared under the historical cost convention, subject to adjustments in respect of revaluation of financial liabilities at fair value through profit or loss. The Company's financial liabilities at fair value through profit or loss include convertible loans, preferred shares, warrants to preferred shares and shares and liability to issue preferred shares and warrants.

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the financial statements are disclosed in note 3.  Actual results could differ from those estimates and assumptions.

Functional and presentation currency
b.	Functional and presentation currency:

1)	Functional and presentation currency

Items included in the financial statements of the Company are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The U.S. dollar is the currency of the primary economic environment in which the operations of the Company is conducted.  The financial statements are presented in U.S. dollars.

2)	Transactions and balances

Foreign currency transactions are translated into the functional currency using exchange rates prevailing at the dates of the transactions.  Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the statements of comprehensive loss within financial income or expenses.

Translation differences on non-monetary financial assets and liabilities at fair value through profit or loss are recognized in profit or loss as part of the fair value gain or loss within financial income or expenses.

Basis of consolidation
 c.         Basis of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiary, Entera Bio Inc. Intercompany transactions and balances have been eliminated upon consolidation.

Cash and cash equivalents
d .     Cash and cash equivalents:

Cash and cash equivalents include cash on hand and short-term bank deposits (with original maturities of three months or less) that are not restricted as to withdrawal or use, and are therefore considered to be cash equivalents.

Short-term bank deposits
e.	Short-term bank deposits

Bank deposits with maturities of more than three months but less than one year are included in short-term bank deposits. Such short-term bank deposits are stated at cost which approximates market values. The short-term bank deposit as of December 31, 2018 is in U.S. dollar and bear an annual interest rate of 2.38%.

Restricted deposits
f.	Restricted deposits:
Restricted deposits relate to accounts where withdrawals are restricted under contractual agreements.
Property and equipment
g.	Property and equipment:

1)
Property and equipment are stated at historical cost less accumulated depreciation and impairment.  Historical cost includes expenditures that are directly attributable to the acquisition of the items.  Repairs and maintenance are charged to the statement of comprehensive loss during the period in which they are incurred.

2)	Assets are depreciated using the straight-line method to allocate their cost over their estimated useful lives.

Intangible assets
h.	Intangible assets:

1)	Research and development expenses

Research expenses are charged to profit or loss as incurred. An intangible asset arising from development of the Company's products is recognized if all of the following conditions are met:

•	It is technically feasible to complete the intangible asset so that it will be available for use;
•	Management intends to complete the intangible asset and use it or sell it;
•	There is an ability to use or sell the intangible asset;
•	It can be demonstrated how the intangible asset will generate probable future economic benefits;
•
Adequate technical, financial and other resources to complete the development and to use or sell the intangible asset are available; and costs associated with the intangible asset during development can be measured reliably.

Other development costs that do not meet the above criteria are recognized as expenses as incurred.  Development costs previously recognized as an expense are not recognized as an asset in a subsequent period.

During the years ended December 31, 2018 and 2017, the Company has not capitalized development costs.

2)	In process research and development (IPR&D)

IPR&D acquired is presented based on the fair value at the date of the acquisition. As of December 10, 2018, The IPR&D has a finite useful life through patent expiration in August 2029, and is subsequently carried at cost less accumulated amortization. IPR&D is amortized using the straight line method.

Impairment of non-financial assets
i.	Impairment of non-financial assets

Intangible assets not ready to use are not subject to amortization and are tested annually for impairment. Assets that are subject to depreciation are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.  An impairment loss is recognized for the amount by which the asset carrying amount exceeds its recoverable amount.  The recoverable amount is the higher of an asset's fair value less costs to dispose and its value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units).

For the years ended December 31, 2018 and 2017, no impairment has been recognized.

Segment reporting
j.
Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker, who is responsible for allocating resources and assessing performance of the operating segments. The Company operates in one operating segment.

Financial instrument
k.      financial instruments

Commencing January 1, 2018, accounts receivables that are considered as loans and receivables under IAS 39, are now classified at amortized cost. This category is also subject to an impairment test under the expected credit losses model in accordance with IFRS 9.

Financial Liabilities
l.	Financial Liabilities:

1)	Financial liabilities at fair value through profit or loss

This category included the Company's 2016 Convertible Loan, 2012 Convertible Loan (see note 7), preferred shares, warrants to purchase preferred shares and shares and liability to issue preferred shares and warrants (see note 8). The convertible loans and preferred shares are convertible into a variable number of ordinary shares. Gains or losses arising from changes in the fair value of financial liabilities at fair value through profit or loss are presented in the statement of comprehensive loss under "financial income" or "financial expenses". Transactional costs recorded as an expense when they occur.

As for the preferred shares and convertible loans, changes in fair value that are the result of a change in the Company's credit risk are required to be recognized in Other Comprehensive Income  rather than in profit or loss, following the adoption of IFRS 9. The amounts that should be recognized in Other Comprehensive Income (upon the adoption of IFRS 9 on January 1, 2018 as well as during 2018 until the conversion of these instruments to ordinary shares) is not material.

2)	Other financial liabilities

Other financial liabilities, including the 2015 Convertible Loan (see note 7a(2)), are initially measured at fair value. In subsequent periods, the other financial liabilities are measured at amortized cost. Any difference between the consideration (net of transaction costs) and the redemption value is accreted to profit or loss over the term of the liability, using the effective interest method.

Interest expense is calculated using the effective interest rate method as described in Accounting standards regarding Financial instruments.

Financial liabilities are classified as current liabilities, unless the Company has an unconditional right to defer settlement of the liability for at least 12 months after the end of the reporting period, in which case they are classified as noncurrent liabilities.

Share capital	m. Share capital Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares are included in equity as a deduction from the proceeds.
Deferred income tax
n.	Deferred income tax

Deferred income taxes are recognized using the liability method on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements.  Deferred income tax assets are recognized only to the extent that it is probable that future taxable income will be available against which the temporary differences can be utilized.  Deferred income tax is determined using tax rates and laws that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

In the absence of expectation of taxable income in the future, no deferred tax assets are recorded in the financial statements.

Share-based payments
o.	Share-based payments

In 2013 and 2018, the Company has adopted share-based compensation plans for employees, directors and service providers. As part of the plans, the Company grants employees, directors and service providers, from time to time and at its discretion, options to purchase Company's ordinary shares. The fair value of the employees', directors' and service providers' services received in exchange for the grant of the options is recognized as an expense in the statement of comprehensive loss. The total amount recognized as an expense over the vesting period of the options was determined by reference to the fair value of the options granted at the date of grant.

Service conditions and performance vesting conditions are included in assumptions about the number of options that are expected to vest. The total expense is recognized over the vesting period when the performance condition is probable. The vesting period is the period over which all of the specified vesting conditions are to be satisfied.

At the end of each reporting period, the Company revises its estimates of the number of options that are expected to vest based on the service conditions and performance conditions. The Company recognizes the impact of the revision to original estimates, if any, in the statement of comprehensive loss, with a corresponding adjustment to "other reserves".

When options are exercised, the Company issues new shares, with proceeds less directly attributable transaction costs recognized as share capital (par value) and additional paid in capital.

Revenue recognition
   p.       Revenue recognition:

Revenues from the Amgen Agreement which was signed in December 2018 are recognized according to IFRS 15, "Revenues from Contracts with Customers". The Company has adopted for the first time standard, IFRS 15 – “Revenue from Contracts with Customers” since the Company had no revenues in previous years.

In determining the appropriate amount of revenue to be recognized as the Company fulfills its obligations under each of its agreements, the Company performs the following steps:

1.	Identification of the contract, or contracts, with a customer.
2.	Identification of the performance obligations in the contract.
3.	Determination of the transaction price.
4.	Allocation of the transaction price to the performance obligations in the contract.
5.	Recognition of revenue.

On December 10, 2018, the Company entered into the Amgen Agreement in inflammatory disease and other serious illnesses. As part of the agreement, the Company received non-refundable and non-creditable initial access payment of $725 thousand from Amgen in January 2019. The Company identified two promises in the agreement: License to use the Company's proprietary drug delivery platform and preclinical R&D services. The preclinical R&D services include discovery, research and design preclinical activities relating to the programs selected by Amgen.

The Company determined the license to the intellectual property to be a right to use that has significant standalone functionality separately from the R&D services since the Company is not required to continue to support, develop or maintain the intellectual property transferred and will not undertake any activities to change the standalone functionality of the intellectual property. Therefore, the license to the intellectual property is a distinct performance obligation and as such revenue is recognized at the point in time that control of the license is transferred to Amgen on December 10, 2018.

Each of these promises met the definition of distinct performance obligation. The Company evaluated the selling price of the preclinical services at $225 thousand and the right to use the intellectual property at $500 thousand.

Revenues attributed to the preclinical services of $225 thousand will be recognized upon commencement of the pre-clinical Research and Development services, over time according the input model method on a cost-to-cost basis.

Under IFRS 15, the consideration that the Company would be entitled to upon the achievement of contractual milestones, which are contingent upon the occurrence of future events of development and commercial progress, are a form of variable consideration. When assessing the portion, if any, of such milestones-related consideration to be included in the transaction price, the Company first assesses the most likely outcome for each milestone and excludes the consideration related to milestones of which the occurrence is not considered the most likely outcome. The Company then evaluates if any of the variable consideration determined in the first step is constrained by including in the transaction price variable consideration to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The Company used significant judgment when it determined the first step of variable consideration. The Company did not recognize any revenues from milestones payments.

Sales- or usage-based royalties to be received in exchange for licenses of intellectual property are recognized at the later of when the performance obligation to which some or all of the sales- or usage-based royalty has been allocated is satisfied (in whole or in part). An entity should recognize revenue for a sales-based or usage-based royalty promised in exchange for a license of intellectual property only when (or as) the later of the following events occurs:

a. The subsequent sale or usage occurs; and
b. The performance obligation to which some or all of the sales based or usage-based royalty has been allocated has been satisfied (or partially satisfied).

As royalties are payable based on future commercial sales, as defined in the agreement, which did not occur as of the financial statements date, the Company did not recognize any revenues from royalties.

As of December 31, 2018, the Company recognized $500 thousand of revenues and   recorded contract liability of $225 thousand against account receivables in the amount of $725 thousand.

Government grants
q.	Government grants

Government grants, which are received from Israel Innovation Authority (the "IIA") by way of participation in research and development that is conducted by the Company, fall within the scope of "forgivable loans", as set forth in International Accounting Standard Number 20 "The Accounting Treatment of Government Grants and Disclosure in respect of Government Assistance" ("IAS 20").  Since at the time of the receipt of the grants there is no reasonable assurance that the grants that have been received will be repaid, at the time of their receipt they are offset against the related research and development expenses in the statement of comprehensive loss.  To the extent that it will be considered "more likely than not" that the grants will be repaid in the future, the Company would record a financial liability. To date, the Company has recorded government grants as a financial liability in the amount of $27 thousand.

Other government grants which are not subject to royalties are offset against related research and development expenses in the statements of comprehensive loss.

Loss per ordinary share
r.	Loss per ordinary share

Basic loss per share is calculated by dividing the loss attributable to equity holders of the Company by the weighted average number of ordinary shares issued and outstanding during the year.  In computing diluted loss per share, basic loss per share are adjusted to take into account the potential dilution that could occur upon the conversion of the dilutive series of convertible loans and preferred stock, and warrants, by subtracting from net loss fair value changes of such financial instruments, and by adjusting the weighted average number of outstanding ordinary shares, assuming conversion of all such dilutive potential shares.  The Company’s dilutive potential shares consisted prior to the IPO of shares issuable upon conversion of convertible loan and preferred shares, warrants and options and as of December 31, 2018 consist of warrants and options.  Potential shares are only dilutive if their conversion would increase the loss per share.  If the loss per share would decrease, the shares are anti-dilutive and are excluded from the diluted loss per share calculation.

Newly issued and recently adopted Accounting Pronouncements
s.	Newly issued and recently adopted Accounting Pronouncements

IFRS 9, "Financial Instruments"

The complete version of IFRS 9 replaces most of the guidance in IAS 39. IFRS 9 retains but simplifies the mixed measurement model and establishes three primary measurement categories for financial assets: amortized cost, fair value through other comprehensive income and fair value through profit and loss. The basis of classification depends on the entity’s business model and the contractual cash flow characteristics of the financial asset.  Investments in equity instruments are required to be measured at fair value through profit or loss with the irrevocable option at inception to present changes in fair value in other comprehensive income.  There is now a new expected credit losses model that replaces the incurred loss impairment model used in IAS 39.  For financial liabilities, there were no changes to classification and measurement except for the recognition of changes in own credit risk in other comprehensive income, for liabilities designated at fair value through profit or loss.  The standard is effective for accounting periods beginning on or after January 1, 2018.  The implementation of this standard did not have a material impact on the financial statements.

New standards, amendments to standards or interpretations
t.	New standards, amendments to standards or interpretations

IFRS 16, "Leases"

IFRS 16 was issued in January 2016. It will result in almost all leases being recognized on the balance sheet by lessees, as the distinction between operating and finance leases is removed. Under the new standard, an asset (the right to use the leased item) and a financial liability to pay rentals are recognized.
The only exceptions are short-term and low-value leases.

The Company has reviewed all of the Company’s and its subsidiary’s leasing arrangements over the last year in light of the new lease accounting rules in IFRS 16. The standard willaffect primarily the accounting for the Company’s operating leases. As at the reporting date, the Company has non-cancellable operating lease commitments of $210 thousand, see note 9a and 9b.

The Company expects to recognize right-of-use assets and lease liabilities of approximately $172 thousand on January 1, 2019.

The Company will apply the standard from its mandatory adoption date of January 1, 2019. The Company intends to apply the simplified transition approach and will not restate comparative amounts for the year prior to first adoption.

The Company expects that net loss will increase by an immaterial amount for 2019 as a result of adopting the new rules. Operating cash flows for 2019 will increase, and financing cash flows will decrease by approximately $70 thousand as repayment of the principal portion of the lease liabilities will be classified as cash flows from financing activities.